Note 6 - Stock-Based Compensation (Details) (USD $)	0 Months Ended	1 Months Ended	0 Months Ended			1 Months Ended	6 Months Ended		12 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended								12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended	38 Months Ended		12 Months Ended	16 Months Ended	12 Months Ended
	Mar. 11, 2013	Dec. 19, 2012	Nov. 08, 2012	Aug. 15, 2012	Nov. 10, 2009	Feb. 27, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 07, 2013	Jun. 04, 2013	Mar. 31, 2012	Jan. 27, 2012	Jun. 30, 2013 Stock Options and Restricted Stock [Member]	Jun. 30, 2012 Stock Options and Restricted Stock [Member]	Jun. 30, 2013 Stock Options and Restricted Stock [Member]	Jun. 30, 2012 Stock Options and Restricted Stock [Member]	Dec. 31, 2012 Stock Options and Restricted Stock [Member]	Dec. 31, 2011 Stock Options and Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member] Consultants and Advisors [Member] PositiveID 2011 Plan [Member]	Dec. 31, 2011 Restricted Stock [Member] Consultants and Advisors [Member] PositiveID 2011 Plan [Member]	Dec. 31, 2012 Restricted Stock [Member] Consultants and Advisors [Member] PositiveID 2011 Plan [Member] Minimum [Member]	Dec. 31, 2011 Restricted Stock [Member] Consultants and Advisors [Member] PositiveID 2011 Plan [Member] Minimum [Member]	Dec. 31, 2012 Restricted Stock [Member] Consultants and Advisors [Member] PositiveID 2011 Plan [Member] Maximum [Member]	Dec. 31, 2011 Restricted Stock [Member] Consultants and Advisors [Member] PositiveID 2011 Plan [Member] Maximum [Member]	Dec. 31, 2011 Restricted Stock [Member] VeriChip 2009 Plan [Member]	Dec. 31, 2011 Restricted Stock [Member] VeriChip 2009 Plan [Member] Minimum [Member]	Dec. 31, 2011 Restricted Stock [Member] VeriChip 2009 Plan [Member] Maximum [Member]	Dec. 31, 2012 Restricted Stock [Member] PositiveID 2011 Plan [Member]	Dec. 31, 2012 Restricted Stock [Member] PositiveID 2011 Plan [Member] Minimum [Member]	Dec. 31, 2012 Restricted Stock [Member] PositiveID 2011 Plan [Member] Maximum [Member]	Dec. 31, 2012 Consultants and Advisors [Member] PositiveID 2011 Plan [Member]	Dec. 31, 2011 Consultants and Advisors [Member] PositiveID 2011 Plan [Member]	Dec. 31, 2011 Employees and Consultants [Member]	Nov. 10, 2009 Steel Vault [Member]	Dec. 31, 2011 VeriChip 2009 Plan [Member]	Dec. 31, 2012 VeriChip 2009 Plan [Member]	Nov. 10, 2009 VeriChip 2009 Plan [Member]	Dec. 31, 2012 PositiveID 2011 Plan [Member]	Dec. 31, 2012 PositiveID 2011 Plan [Member]	Dec. 31, 2012 Outside of Company's Plans [Member]	Dec. 31, 2012 Outside of Company's Plans [Member] Minimum [Member]	Dec. 31, 2012 Outside of Company's Plans [Member] Maximum [Member]	Aug. 26, 2011 The 2011 Plan [Member]	Nov. 10, 2009 Minimum [Member]	Nov. 10, 2009 Maximum [Member]
Note 6 - Stock-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized										70,000,000			470,000,000	175,000,000																									8,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)							$ 0.01		$ 0.01	$ 0.01	$ 0.001
Stockholders' Equity, Reverse Stock Split	the Company issued a proxy statement soliciting stockholder approval authorizing to Board of Directors to effect a reverse stock split of our common stock at a ratio in the range of 1-for-10 to 1-for-25.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									7,065,000	1,285,000																												7,900,000			21,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant									6,584,000	5,191,000																												56,000		3,900,000	3,900,000				1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																																								2 years			7 years	9 years
Share Based Compensation Arrangement By Share Based Payment Award Award Expiration Period																																								10 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period							180,000		10,648,000	3,424,000																																11,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		0.03	0.02	0.45		0.022						0.24																															0.23	0.88		0.60	0.88
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					3,300,000		427,000		4,148,000	3,216,000																										6,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)							$ 15.30		$ 1.60	$ 2.03																																				$ 0.36	$ 2.00
Share Based Compensation Arrangement By Share Based Payment Award Award Exercise Period					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)									$ 0.04	$ 0.24
Class of Warrant or Right, Outstanding					300,000
Warrants Vesting And Exercisable Period					5 years
Number Of Warrants Issued		6,000,000	2,500,000	2,777,777		1,704,545
Exerciasble Period of Warrants		5 years	5 years	5 years		5 years
Share-based Compensation (in Dollars)							$ 449,000	$ 828,000	$ 1,721,000	$ 3,434,000					$ 204,000	$ 170,000	$ 449,000	$ 759,000	$ 1,722,000	$ 3,434,000															$ 390,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)									12,580,150	2,204,286																							1,300,000	850,000			370,000			6,880,000
Share Price (in Dollars per share)																							$ 0.01	$ 0.13	$ 0.15	$ 0.57		$ 0.38	$ 0.55		$ 0.02	$ 0.19
Allocated Share-based Compensation Expense (in Dollars)																					756,000	601,000					2,680,000			118,183
Unvested Restricted Shares Outstanding (in Shares)							3,314,090
Share-based Compensation							449,000	828,000	1,721,000	3,434,000					204,000	170,000	449,000	759,000	1,722,000	3,434,000															390,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized							$ 1,200,000